CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (1,729)	$ (5,301)	$ (14,403)
Adjustments for:
Depreciation and amortization	481	509	434
Share-based payment	1,021	1,294	1,776
Capital gain from sale of property and equipment		(8)
Change in provision for doubtful and bad debt	104	147	849
Net financial cost	914	3,133	4,110
Loss (gain) from reevaluation of derivatives	(2,433)	(3,925)	216
Increase in trade receivables	(1,061)	(833)	(1,548)
Decrease (increase) in other accounts receivable	(330)	169	(157)
Increase in inventories	(340)	(711)	(430)
Increase (decrease) in trade payables	237	(66)	289
Increase in other accounts payable and accrued expenses	61	669	188
Increase (decrease) in employee benefits	14	67	(111)
Increase (decrease) in provisions	32	16	(71)
Income tax expenses	124	85	131
Taxes paid during the year	(176)	(83)	(228)
Net interest paid during the year	(802)	(1,344)	(1,675)
Net cash used in operating activities	(3,883)	(6,182)	(10,630)
Cash flows from investing activities:
Sale of marketable securities	3,109
Purchase of property and equipment, intangible assets and capitalization of development expenditure	(310)	(296)	(455)
Investment in restricted long-term deposits		(22)	(113)
Net cash provided by (used in) investing activities	2,799	(318)	(568)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, net of issuance costs	5,209		998
Short-term bank credit	5,000
Repayment of convertible notes	(9,939)	(10,421)
Issuance of warrants			85
Repayment of shareholders' loans	(435)
Issuance of shares due to the exercise of stock options	80	97	17
Net cash provided by (used in) financing activities	(85)	(10,324)	1,100
Decrease in cash and cash equivalents	(1,169)	(16,824)	(10,098)
Cash and cash equivalents at beginning of year	7,643	23,358	33,019
Effect of exchange rate fluctuations on balances of cash and cash equivalents	(3)	1,109	437
Cash and cash equivalents at end of year	6,471	$ 7,643	$ 23,358
Non-cash financing activity - conversion of notes to a loan from related parties and to shares	$ 1,076